Lease (Tables)	6 Months Ended
Mar. 31, 2026
Lease
Schedule of operating lease liabilities

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Operating lease right-of-use assets	$89	$40

Lease liabilities – current	301	50
Lease liabilities – non-current	36	12
Total operating lease liabilities	$337	$62

Schedule components of operation lease expenses

The components of operating lease expense were as follows:

	For the six months ended March 31,
	2025	2026
	(unaudited)	(unaudited)
Operating lease expense	$121	$26
Short-term lease expense	13	-
Total lease expense	$134	$26

Schedule of remaining lease term discount	Remaining lease term and discount rate:
	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Weighted average remaining lease term (years)	1.83	1.33
Weighted average discount rate	3.50%	3.50%

Schedule of future minimum payments for operating leases

The following was a schedule of future minimum payments under the Company’s operating leases as of March 31, 2026:

For the fiscal years ended September 30,	Amount
Remainder of 2026	$51
2027	13
Thereafter	-
Total lease payments	64
Less: imputed interest	(2)
Present value of lease liabilities	$62